Employee benefits (Details 3) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Changes in net defined benefit liability (asset) [abstract]
Projected benefit obligation at the beginning of the year	₨ 177,098	₨ 156,412	₨ 145,108
Service cost	31,865	29,854	28,929
Interest cost	10,088	8,753	10,106
Remeasurements - Actuarial (gain) / loss	20,245	(7,178)	(12,955)
Benefits paid	(23,290)	(10,743)	(14,776)
Projected benefit obligation at the end of the year	₨ 216,006	₨ 177,098	₨ 156,412